EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS [abstract]
Wages and salaries	¥ 5,726,123	¥ 5,320,484	¥ 4,848,830
Provision for medical, housing scheme and other employee benefits (a)	1,353,800	1,296,392	1,220,708
Contributions to the defined contribution scheme (b)	999,020	829,539	772,682
Total employee benefits	¥ 8,078,943	¥ 7,446,415	¥ 6,842,220